Convertible Notes Payable Disclosure: Convertible Debt Scedule (Tables)	Mar. 31, 2023
Tables/Schedules
Convertible Debt Scedule
	March 31, 2023	December 31, 2022
	(Unaudited)
Principal amount	$79,250	$79,250
Less: unamortized debt discount	(40,386)	(59,926)
Convertible notes payable, net	$38,864	$19,324